INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(10.00%)	(10.00%)	(8.00%)
Additional tax deductions	(1.00%)	(1.00%)	(12.00%)
Different tax rate in other jurisdictions	2.00%	1.00%	8.00%
Changes in valuation allowance		(1.00%)	(3.00%)
Tax credits			(3.00%)
Withhold tax			1.00%
Effective tax rate	16.00%	14.00%	8.00%